Quarterly Holdings Report
for
Fidelity® Real Estate High Income Fund
August 31, 2023
REHI-NPRT3-1023
1.805767.119
Nonconvertible Bonds - 1.9%
	Principal Amount (a)	Value ($)
Homebuilders/Real Estate - 1.7%
American Tower Corp.:
4.05% 3/15/32	1,785,000	1,592,000
5.65% 3/15/33	2,000,000	1,992,149
Invitation Homes Operating Partnership LP 5.5% 8/15/33	2,455,000	2,375,829
NNN (REIT), Inc. 5.6% 10/15/33	2,485,000	2,435,114
Uniti Group LP / Uniti Group Finance, Inc. 10.5% 2/15/28 (b)	1,635,000	1,631,132
TOTAL HOMEBUILDERS/REAL ESTATE		10,026,224
Hotels - 0.2%
Times Square Hotel Trust 8.528% 8/1/26 (b)	1,276,942	1,261,921
TOTAL NONCONVERTIBLE BONDS (Cost $11,367,082)		11,288,145

Asset-Backed Securities - 2.6%
	Principal Amount (a)	Value ($)
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/52 (b)(c)(d)(e)	2,520,396	25
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, CME Term SOFR 1 Month Index + 1.610% 3.3464% 3/20/50 (b)(c)(e)(f)	750,000	0
Class E, CME Term SOFR 1 Month Index + 2.210% 3.9464% 3/20/50 (b)(c)(e)(f)	2,670,000	0
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 8.9627% (b)(c)(e)(f)(g)	3,078,262	0
FirstKey Homes Trust Series 2021-SFR1 Class F1, 3.238% 8/17/38 (b)	1,068,000	924,012
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (b)	2,033,805	1,727,646
Series 2021-1 Class F, 3.325% 9/17/41 (b)	897,335	720,228
Series 2021-2 Class G, 4.505% 12/17/26 (b)	5,330,118	4,499,267
Series 2021-3 Class F, 4.242% 1/17/41 (b)	1,224,433	1,020,372
Progress Residential Series 2023-SFR1:
Class E1, 6.15% 3/17/40 (b)	648,000	612,658
Class E2, 6.6% 3/17/40 (b)	687,000	642,766
Progress Residential Trust:
Series 2020-SFR1:
Class G, 4.028% 4/17/37 (b)	1,638,000	1,523,758
Class H, 5.268% 4/17/37 (b)	462,000	434,276
Series 2020-SFR3 Class H, 6.234% 10/17/27 (b)	966,000	905,809
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, CME Term SOFR 3 Month Index + 4.760% 10.1315% 12/5/36 (b)(c)(e)(f)(g)	6,283,734	1
Tricon American Homes:
Series 2017-SFR2 Class F, 5.104% 1/17/36 (b)	664,000	656,616
Series 2020-SFR1 Class F, 4.882% 7/17/38 (b)	574,000	537,433
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (b)	672,000	590,180
TOTAL ASSET-BACKED SECURITIES (Cost $23,290,805)		14,795,047

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (b)(c)	25,836	2,859
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.632% 2/25/42 (b)(c)	23,202	9,682
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 3.726% 1/25/42 (b)(c)(e)	19,612	1,684
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.6543% 6/25/43 (c)(e)(h)	79,540	29,925
Class 2B5, 3.6543% 6/25/43 (c)(e)(h)	8,378	100
TOTAL U.S. GOVERNMENT AGENCY		41,391
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,151)		44,250

Commercial Mortgage Securities - 89.4%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2019-RLJ Class D, CME Term SOFR 1 Month Index + 1.990% 7.308% 4/15/36 (b)(c)(f)	4,028,000	3,953,576
Series 2015-200P Class F, 3.7157% 4/14/33 (b)(c)	2,588,000	2,207,420
BANK:
sequential payer:
Series 2020-BN28 Class A4, 1.844% 3/15/63	1,612,000	1,272,462
Series 2021-BN32 Class A5, 2.643% 4/15/54	730,000	602,320
Series 2021-BN33 Class A5, 2.556% 5/15/64	1,584,000	1,294,298
Series 2021-BN35 Class A5, 2.285% 6/15/64	2,650,000	2,111,684
Series 2022-BNK39 Class A4, 2.928% 2/15/55	1,895,000	1,573,852
Series 2022-BNK40, Class A4, 3.5066% 3/15/64 (c)	742,000	639,095
Series 2022-BNK42:
Class D, 2.5% 6/15/55 (b)	1,664,000	811,854
Class E, 2.5% 6/15/55 (b)	1,302,000	527,068
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (c)	2,326,000	2,167,673
Series 2023-BNK45 Class C, 6.4886% 2/15/56 (c)	990,000	839,345
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)	2,308,000	1,635,140
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (b)	4,653,000	2,488,245
Class E, 2.8% 11/15/50 (b)(e)	2,625,000	1,037,217
Series 2018-BN10:
Class B, 4.078% 2/15/61 (c)	1,035,000	883,678
Class C, 4.163% 2/15/61 (c)	2,785,000	2,225,820
Series 2019-BN18 Class D, 3% 5/15/62 (b)	4,284,000	1,847,291
Series 2019-BN22 Class D, 2.5% 11/15/62 (b)	2,465,000	1,409,191
Series 2020-BN27 Class D, 2.5% 4/15/63 (b)	921,000	508,187
Series 2020-BN28:
Class A/S, 2.14% 3/15/63	717,000	556,927
Class E, 2.5% 3/15/63 (b)	903,000	413,729
Series 2020-BN30 Class MCDG, 3.0155% 12/15/53 (c)	3,921,000	1,737,815
Series 2022-BNK43 Class D, 3% 8/15/55 (b)	2,614,000	1,330,228
Series 2022-BNK44:
Class A/S, 5.9371% 11/15/55 (c)	1,225,000	1,174,404
Class C, 5.9371% 11/15/55 (c)	5,014,000	4,057,904
Bank 2023-Bnk46:
sequential payer Series 2023-BNK46 Class A4, 5.745% 8/15/56	2,458,000	2,508,815
Series 2023-BNK46:
Class B, 6.9991% 8/15/56	1,675,000	1,680,699
Class C, 6.9991% 8/15/56	738,000	652,121
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3 Class D, 3.25% 2/15/50 (b)	2,201,000	1,500,635
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class D, 3% 7/15/49 (b)	726,000	540,997
Barclays Commercial Mortgage Securities sequential payer Series 2021-C12 Class A5, 2.689% 11/15/54	580,000	474,756
Barclays Commercial Mortgage Securities LLC Series 2019-C5 Class D, 2.5% 11/15/52 (b)	726,000	437,817
BBCMS Series 2022-C15, Class A5, 3.662% 4/15/55	3,015,000	2,647,145
BBCMS Mortgage Trust:
sequential payer:
Series 2020-C8 Class E, 2.25% 10/15/53 (b)(e)	3,013,000	1,346,993
Series 2022-C14 Class A5, 2.946% 2/15/55	3,302,000	2,745,891
Series 2022-C17 Class D, 2.5% 9/15/55 (b)(e)	1,200,000	573,914
Series 2022-C18 Class A5, 5.71% 12/15/55	3,150,000	3,214,201
Series 2023-C19 Class A5, 5.451% 4/15/56	1,036,000	1,038,314
Series 2016-ETC Class D, 3.7292% 8/14/36 (b)(c)	1,749,000	1,358,747
Series 2022-C16 Class A5, 4.6% 6/15/55	4,573,000	4,310,818
Series 2022-C17 Class B, 4.889% 9/15/55	1,491,000	1,261,396
Series 2022-C18, Class B, 6.3475% 12/15/55 (c)	1,890,000	1,779,125
Series 2023 C19 Class B, 6.5459% 4/15/56 (c)	1,080,000	1,018,345
Benchmark 2023-B39 C Mtg Trust:
sequential payer Series 2023-B39 Class A5, 5.7536% 7/15/56	2,714,000	2,770,550
Series 2023-B39 Class C, 6.7941% 7/15/56 (c)	1,859,000	1,673,037
Benchmark Mortgage Trust:
sequential payer:
Series 2019-B14:
Class 225D, 3.4041% 12/15/62 (b)(c)(e)	1,680,000	338,959
Class 225E, 3.4041% 12/15/62 (b)(c)	1,132,000	114,651
Series 2020-B21 Class A5, 1.9775% 12/17/53	1,691,000	1,322,612
Series 2020-B22, Class A5, 1.973% 1/15/54	1,484,000	1,158,715
Series 2021-B29, Class A5, 2.3879% 9/15/54	2,055,000	1,637,608
Series 2022-B33 Class A5, 3.4582% 3/15/55	2,477,000	2,143,965
Series 2022-B34 Class A5, 3.786% 4/15/55	1,341,000	1,131,746
Series 2022-B36 Class A5, 4.4699% 7/15/55	1,233,000	1,141,407
Series 2022-B37 Class A5, 5.7511% 11/15/55 (c)	1,427,000	1,462,669
Series 2023-B38 Class A4, 5.5246% 4/15/56	1,264,000	1,267,902
Series 2018-B7 Class D, 3% 5/15/53 (b)(c)	833,000	529,722
Series 2019-B12 Class B, 3.5702% 8/15/52	1,186,000	954,527
Series 2020-B18:
Class AGNG, 4.5348% 7/15/53 (b)(c)	4,074,000	3,486,128
Class D, 2.25% 7/15/53 (b)	1,500,000	739,508
Series 2020-B21:
Class A/S, 2.2543% 12/17/53	662,000	499,756
Class D, 2% 12/17/53 (b)	1,638,000	816,357
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (b)(c)	3,049,000	2,144,336
Series 2021-B25:
Class 300D, 3.094% 4/15/54 (b)(c)	6,055,000	3,475,483
Class 300E, 2.9942% 4/15/54 (b)(c)	1,113,000	658,591
Series 2022 B37 Class B, 5.9428% 11/15/55 (c)	980,000	885,503
Series 2022-B35 Class D, 2.5% 5/15/55 (b)	3,003,000	1,358,705
Series 2022-B36:
Class A/S, 4.9505% 7/15/55	1,190,000	1,083,722
Class D, 2.5% 7/15/55 (b)	1,872,000	849,429
Series 2022-B37 Class C, 5.7511% 11/15/55 (c)	2,090,000	1,630,640
Series 2023 B38 Class B, 6.4528% 4/15/56 (c)	1,351,000	1,267,650
Bmo 2023-5C1 Mtg Trust Series 2023-5C1:
Class A/S, 7.355% 8/15/56 (c)	1,840,000	1,891,884
Class B, 6.96% 8/15/56 (c)	553,000	551,580
Bmo 2023-C4 Mtg Trust Series 2023-C4:
Class B, 5.5917% 2/15/56 (c)	1,186,000	1,049,799
Class C, 6.0589% 2/15/56 (c)	1,147,000	946,895
Bmo 2023-C6 Mtg Trust Series 2023-C6 Class A/S, 6.5504% 9/15/56 (c)	1,229,000	1,275,857
BMO Mortgage Trust Series 2022-C1:
Class 360D, 4.0699% 2/17/55 (b)(c)	1,638,000	923,842
Class 360E, 4.0699% 2/17/55 (b)(c)	1,970,000	1,062,209
BX Commercial Mortgage Trust:
floater:
Series 2020-VKNG:
Class F, CME Term SOFR 1 Month Index + 2.860% 8.175% 10/15/37 (b)(c)(f)	950,600	918,031
Class G, CME Term SOFR 1 Month Index + 3.360% 8.675% 10/15/37 (b)(c)(f)	1,258,600	1,207,173
Series 2021-MC Class G, CME Term SOFR 1 Month Index + 3.200% 8.5113% 4/15/34 (b)(c)(f)	1,572,000	1,331,834
Series 2021-PAC Class G, CME Term SOFR 1 Month Index + 3.060% 8.3706% 10/15/36 (b)(c)(f)	3,192,000	3,003,777
Series 2021-VINO:
Class F, CME Term SOFR 1 Month Index + 2.910% 8.2268% 5/15/38 (b)(c)(f)	2,590,224	2,473,149
Class G, CME Term SOFR 1 Month Index + 4.060% 9.3768% 5/15/38 (b)(c)(f)	3,774,607	3,578,209
Series 2020-VIVA:
Class D, 3.667% 3/11/44 (b)(c)	9,422,000	7,590,556
Class E, 3.667% 3/11/44 (b)(c)	8,563,000	6,674,343
Bx Commercial Mortgage Trust 2 floater Series 2019-IMC Class G, CME Term SOFR 1 Month Index + 3.710% 9.0245% 4/15/34 (b)(c)(f)	3,255,000	3,192,660
BX Trust:
floater:
Series 2019-XL Class J, CME Term SOFR 1 Month Index + 2.760% 8.075% 10/15/36 (b)(c)(f)	17,517,650	16,995,629
Series 2021-ACNT Class G, CME Term SOFR 1 Month Index + 3.400% 8.7195% 11/15/38 (b)(c)(f)	2,541,000	2,427,341
Series 2021-LBA:
Class FJV, CME Term SOFR 1 Month Index + 2.510% 7.8255% 2/15/36 (b)(c)(f)	458,000	427,862
Class GJV, CME Term SOFR 1 Month Index + 3.110% 8.4255% 2/15/36 (b)(c)(f)	1,033,000	960,498
Series 2021-MFM1:
Class F, CME Term SOFR 1 Month Index + 3.110% 8.4245% 1/15/34 (b)(c)(f)	754,141	723,820
Class G, CME Term SOFR 1 Month Index + 4.010% 9.3245% 1/15/34 (b)(c)(f)	377,070	355,824
Series 2021-SOAR:
Class G, CME Term SOFR 1 Month Index + 2.910% 8.2255% 6/15/38 (b)(c)(f)	3,416,530	3,262,130
Class J, CME Term SOFR 1 Month Index + 3.860% 9.1755% 6/15/38 (b)(c)(f)	2,785,215	2,626,524
Series 2021-VOLT Class G, CME Term SOFR 1 Month Index + 2.960% 8.275% 9/15/36 (b)(c)(f)	2,448,000	2,253,042
Series 2022-LBA6 Class F, CME Term SOFR 1 Month Index + 3.350% 8.6605% 1/15/39 (b)(c)(f)	4,315,000	4,097,289
sequential payer Series 2019-OC11 Class A, 3.202% 12/9/41 (b)	4,453,000	3,823,473
Series 2019-OC11 Class E, 4.0755% 12/9/41 (b)(c)	14,678,000	11,946,672
BXP Trust Series 2021-601L Class E, 2.868% 1/15/44 (b)(c)	709,000	384,039
BXSC Commercial Mortgage Trust floater Series 2022-WSS Class F, 10.64% 3/15/35 (b)(c)	2,283,000	2,237,193
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, CME Term SOFR 1 Month Index + 3.360% 8.6755% 12/15/37 (b)(c)(f)	11,968,000	11,580,516
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (b)(e)	4,073,000	1,601,417
Citigroup Commercial Mortgage Series 2023-SMRT Class D, 6.0475% 6/10/28 (b)(c)	2,611,000	2,446,369
Citigroup Commercial Mortgage Trust:
sequential payer Series 2019-C7 Class A4, 3.102% 12/15/72	1,859,000	1,607,373
Series 2013-GC15 Class D, 5.3827% 9/10/46 (b)(c)	7,323,000	7,125,086
Series 2020-420K Class E, 3.4222% 11/10/42 (b)(c)	2,081,000	1,404,657
Series 2022-GC48 Class D, 2.5% 6/15/55 (b)	3,129,000	1,496,260
Citigroup Commercial Mtg Trust 2023-Prm Series 2023-PRM3 Class D, 6.5717% 7/10/28 (b)(c)	1,383,000	1,301,760
COMM Mortgage Trust:
floater Series 2018-HCLV Class G, CME Term SOFR 1 Month Index + 5.200% 10.5123% 9/15/33 (b)(c)(f)	1,487,000	645,612
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)	2,840,000	2,277,628
Series 2012-CR1:
Class D, 5.4684% 5/15/45 (b)(c)	2,388,390	1,576,334
Class G, 2.462% 5/15/45 (b)(e)	264,833	5,298
Series 2014-CR17 Class E, 5.0056% 5/10/47 (b)(c)	589,000	462,156
Series 2014-CR20 Class AM, 3.938% 11/10/47	299,000	284,798
Series 2015-3BP Class F, 3.3463% 2/10/35 (b)(c)	4,405,000	3,770,927
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)	2,000,070	1,331,135
Series 2019-CD4 Class C, 4.3497% 5/10/50 (c)	1,920,000	1,411,373
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)	1,146,000	767,587
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.8611% 11/10/49 (c)	1,680,000	872,409
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class E, 5.0358% 8/15/45 (b)(c)	2,425,618	2,195,184
Class F, 4.25% 8/15/45 (b)(e)	2,540,000	1,828,800
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)(e)	1,556,000	700,200
CPT Mortgage Trust sequential payer Series 2019-CPT:
Class E, 3.0967% 11/13/39 (b)(c)	1,785,000	1,082,596
Class F, 3.0967% 11/13/39 (b)(c)	2,772,000	1,593,209
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, CME Term SOFR 1 Month Index + 4.330% 9.6418% 6/15/34 (b)(f)	2,561,600	1,815,153
Credit Suisse Mortgage Trust:
floater Series 2021-4SZN Class A, CME Term SOFR 1 Month Index + 3.960% 9.2775% 11/15/23 (b)(c)(f)	7,098,000	6,855,891
Series 2021-BRIT Class A, CME Term SOFR 1 Month Index + 3.570% 8.8837% 5/15/26 (b)(c)(f)	3,269,728	2,947,252
Csmc 2019-Uvil Series 2019-UVIL Class E, 3.3928% 12/15/41 (b)(c)	5,161,000	3,714,908
DBGS Mortgage Trust:
Series 2018-C1 Class C, 4.7979% 10/15/51 (c)	777,000	595,850
Series 2019-1735 Class F, 4.3344% 4/10/37 (b)(c)	1,000,000	591,501
DC Office Trust Series 2019-MTC Class E, 3.1744% 9/15/45 (b)(c)	1,029,000	614,205
ELP Commercial Mortgage Trust floater Series 2021-ELP Class J, CME Term SOFR 1 Month Index + 3.720% 9.0404% 11/15/38 (b)(c)(f)	4,570,000	4,256,149
Extended Stay America Trust floater Series 2021-ESH Class F, CME Term SOFR 1 Month Index + 3.810% 9.1245% 7/15/38 (b)(c)(f)	5,769,750	5,581,459
GS Mortgage Securities Corp. II Series 2010-C1 Class B, 5.148% 8/10/43 (b)	137,894	136,527
GS Mortgage Securities Corp. Trust floater Series 2019-70P Class F, CME Term SOFR 1 Month Index + 2.760% 8.0755% 10/15/36 (b)(c)(f)	2,550,000	2,228,553
GS Mortgage Securities Trust:
sequential payer:
Series 2019-GSA1 Class A4, 3.0479% 11/10/52	2,965,000	2,582,637
Series 2020-GC45 Class A5, 2.9106% 2/13/53	2,586,000	2,224,197
Series 2011-GC5:
Class D, 5.2976% 8/10/44 (b)(c)	1,929,752	564,281
Class E, 5.2976% 8/10/44 (b)(c)	2,432,000	237,157
Class F, 4.5% 8/10/44 (b)(e)	4,308,000	15,110
Series 2012-GCJ9 Class D, 4.7683% 11/10/45 (b)(c)	3,515,064	3,172,295
Series 2013-GC16:
Class D, 5.4607% 11/10/46 (b)(c)	3,923,000	3,741,508
Class F, 3.5% 11/10/46 (b)	2,530,000	2,082,421
Series 2016-GS2 Class D, 2.753% 5/10/49 (b)	2,058,050	1,580,334
Series 2019-GC38 Class D, 3% 2/10/52 (b)	1,162,000	743,287
Series 2019-GC39 Class D, 3% 5/10/52 (b)	2,830,000	1,511,237
Series 2019-GC42:
Class C, 3.8168% 9/10/52 (c)	831,000	621,955
Class D, 2.8% 9/10/52 (b)	2,307,000	1,301,738
Series 2019-GS5 Class C, 4.299% 3/10/50 (c)(e)	2,499,000	1,647,258
Series 2020-GC45 Class SWD, 3.3258% 12/13/39 (b)(c)	1,764,000	1,136,780
Series 2020-GC47 Class D, 3.569% 5/12/53 (b)(c)	756,000	455,339
Gs Mtg Securities Corp. Trust 2023-Ship sequential payer Series 2023-SHIP:
Class D, 6.273% 9/15/38 (b)(c)	1,969,000	1,904,564
Class E, 7.6814% 9/15/38 (b)	2,460,000	2,378,308
Hilton U.S.A. Trust Series 2016-HHV:
Class E, 4.3333% 11/5/38 (b)(c)	5,078,000	4,564,544
Class F, 4.3333% 11/5/38 (b)(c)	5,977,000	5,289,167
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (b)	1,285,144	1,124,247
Class F, 4.101% 9/17/39 (b)	208,530	182,380
Hudson Yards Mortgage Trust Series 2019-55HY Class F, 3.0409% 12/10/41 (b)(c)	1,617,000	1,074,178
IMT Trust Series 2017-APTS Class CFX, 3.6132% 6/15/34 (b)(c)	2,271,000	2,185,481
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)	2,083,000	1,882,052
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)(e)	604,000	455,295
Series 2015-C32 Class C, 4.8049% 11/15/48 (c)(e)	1,500,000	1,014,706
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5159% 12/15/49 (b)(c)	2,418,000	1,572,282
JPMDB Commercial Mortgage Securities Trust:
Series 2018-C8 Class D, 3.428% 6/15/51 (b)(c)(e)	1,171,000	696,359
Series 2019-COR6 Class D, 2.5% 11/13/52 (b)	1,354,000	728,315
Series 2020-COR7 Class D, 1.75% 5/13/53 (b)	1,535,000	730,954
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2021-MHC Class E, CME Term SOFR 1 Month Index + 2.560% 7.8745% 4/15/38 (b)(c)(f)	3,060,000	2,952,326
sequential payer Series 2019-OSB Class D, 3.9089% 6/5/39 (b)(c)	984,000	793,331
Series 2011-C3:
Class E, 5.7099% 2/15/46 (b)(c)(e)	3,008,000	1,254,558
Class G, 4.409% 2/15/46 (b)(c)	1,082,000	122,103
Class H, 4.409% 2/15/46 (b)(c)(e)	2,622,000	200,539
Series 2012-CBX:
Class E, 4.8459% 6/15/45 (b)(c)(e)	2,519,288	2,163,915
Class F, 4% 6/15/45 (b)(e)	3,743,000	1,441,055
Class G 4% 6/15/45 (b)(e)	4,129,000	1,135,475
Series 2013-LC11:
Class D, 4.3071% 4/15/46 (c)	3,677,000	2,280,657
Class E, 3.25% 4/15/46 (b)(c)	104,000	43,731
Class F, 3.25% 4/15/46 (b)(c)(e)	5,894,000	619,571
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (b)(c)(e)	3,213,000	8,047
Class E, 3.9314% 6/10/27 (b)(c)(e)	4,232,000	10,339
Series 2018-AON Class F, 4.767% 7/5/31 (b)(c)	2,150,000	534,813
Series 2019-OSB Class E, 3.9089% 6/5/39 (b)(c)	2,350,000	1,805,600
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (b)	2,771,000	2,171,821
Class FFX, 4.6254% 1/16/37 (b)	2,388,000	1,781,965
Class GFX, 4.6882% 1/16/37 (b)(c)	942,000	657,284
KNDL Mortgage Trust floater Series 2019-KNSQ Class F, CME Term SOFR 1 Month Index + 2.190% 7.506% 5/15/36 (b)(c)(f)	5,600,000	5,488,064
KNDR Trust floater Series 2021-KIND Class F, CME Term SOFR 1 Month Index + 4.060% 9.3745% 8/15/38 (b)(c)(f)	4,439,911	4,063,819
LIFE Mortgage Trust floater Series 2021-BMR Class G, CME Term SOFR 1 Month Index + 3.060% 8.3745% 3/15/38 (b)(c)(f)	11,211,758	10,623,884
Market Mortgage Trust Series 2020-525M Class F, 3.0386% 2/12/40 (b)(c)	1,976,000	507,949
Merit floater Series 2021-STOR:
Class G, CME Term SOFR 1 Month Index + 2.860% 8.1755% 7/15/38 (b)(c)(f)	735,000	700,204
Class J, CME Term SOFR 1 Month Index + 4.060% 9.3755% 7/15/38 (b)(c)(f)	1,847,000	1,754,270
MHC Commercial Mortgage Trust floater Series 2021-MHC Class G, CME Term SOFR 1 Month Index + 3.310% 8.6254% 4/15/38 (b)(c)(f)	14,000,000	13,443,668
MHP Commercial Mortgage Trust floater Series 2022-MHIL Class G, CME Term SOFR 1 Month Index + 3.950% 9.268% 1/15/27 (b)(c)(f)	2,285,341	2,171,023
Mira Trust 2023-Mile sequential payer Series 2023-MILE Class B, 7.2026% 6/10/38 (b)	1,012,000	993,687
MOFT Trust Series 2020-ABC:
Class D, 3.5926% 2/10/42 (b)(c)(e)	1,144,000	466,351
Class E, 3.5926% 2/10/42 (b)(c)(e)	841,000	304,876
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (e)	1,666,000	892,468
Series 2012-C6 Class D, 4.5743% 11/15/45 (b)(c)(e)	3,633,000	3,027,676
Series 2012-C6, Class F, 4.5743% 11/15/45 (b)(c)(e)	1,575,000	968,921
Series 2013-C13:
Class D, 5.0391% 11/15/46 (b)(c)	5,150,000	4,831,775
Class E, 5.0391% 11/15/46 (b)(c)	1,666,000	1,492,623
Series 2013-C8 Class D, 4.2497% 12/15/48 (b)(c)	105,843	97,848
Series 2013-C9:
Class D, 3.9724% 5/15/46 (b)(c)	4,440,000	3,460,956
Class E, 3.9724% 5/15/46 (b)(c)	1,594,370	1,121,128
Series 2016-C30 Class D, 3% 9/15/49 (b)	798,000	369,279
Series 2017-C33 Class D, 3.356% 5/15/50 (b)	2,932,000	1,987,806
Morgan Stanley Capital I Trust:
sequential payer Series 2021-L5 Class A4, 2.728% 5/15/54	3,744,000	3,079,191
Series 2011-C2:
Class D, 5.385% 6/15/44 (b)(c)	3,450,201	3,127,310
Class F, 5.385% 6/15/44 (b)(c)(e)	3,015,000	1,167,621
Series 2011-C3:
Class E, 5.1094% 7/15/49 (b)(c)	946,681	885,846
Class F, 5.1094% 7/15/49 (b)(c)	984,000	839,801
Class G, 5.1094% 7/15/49 (b)(c)(e)	3,536,800	2,518,608
Series 2012-C4 Class D, 5.3359% 3/15/45 (b)(c)	737,391	686,238
Series 2015-MS1 Class D, 4.1581% 5/15/48 (b)(c)	4,300,000	3,245,508
Series 2016-BNK2 Class C, 3% 11/15/49 (b)	4,506,000	2,961,420
Series 2017-H1 Class D, 2.546% 6/15/50 (b)	5,262,000	3,316,122
Series 2017-HR2 Class D, 2.73% 12/15/50	586,000	353,257
Series 2018-MP Class E, 4.4185% 7/11/40 (b)(c)	3,059,000	1,955,281
Series 2020-CNP Class D, 2.5085% 4/5/42 (b)(c)	1,043,000	633,419
MSCCG Trust floater sequential payer Series 2018-SELF Class F, CME Term SOFR 1 Month Index + 3.090% 8.408% 10/15/37 (b)(c)(f)	935,805	916,659
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (b)(c)	1,014,000	654,976
MSWF Commercial Mortgage Trust sequential payer Series 2023-1:
Class A5, 5.752% 5/15/56	1,899,000	1,935,860
Class C, 6.9055% 5/15/56 (c)	1,266,000	1,146,626
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1 Class WAN2, CME Term SOFR 1 Month Index + 3.860% 9.175% 6/15/35 (b)(c)(f)	222,000	38,785
Series 2018-TECH:
Class E, PRIME RATE + 0.000% 8.5% 11/15/34 (b)(c)(f)	638,000	591,840
Class F, PRIME RATE + 0.090% 8.5933% 11/15/34 (b)(c)(f)	96,000	88,693
Class G, PRIME RATE + 1.090% 9.5933% 11/15/34 (b)(c)(f)	572,000	526,386
Series 2019-10K:
Class E, 4.2724% 5/15/39 (b)(c)	2,293,000	1,781,830
Class F, 4.2724% 5/15/39 (b)(c)	3,014,000	2,233,568
Series 2020-2PAC:
Class AMZ2, 3.6167% 1/15/37 (b)(c)	1,754,950	1,372,664
Class AMZ3, 3.6167% 1/15/37 (b)(c)	822,675	561,202
OPG Trust floater Series 2021-PORT:
Class G, CME Term SOFR 1 Month Index + 2.510% 7.8235% 10/15/36 (b)(c)(f)	886,902	835,715
Class J, CME Term SOFR 1 Month Index + 3.460% 8.7715% 10/15/36 (b)(c)(f)	1,473,510	1,395,896
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class F, CME Term SOFR 1 Month Index + 3.460% 8.7755% 7/15/38 (b)(c)(e)(f)	2,225,000	1,732,790
Class NR, CME Term SOFR 1 Month Index + 6.110% 11.4255% 7/15/38 (b)(c)(e)(f)	631,000	464,117
Prima Capital Ltd. floater Series 2021-9A Class C, CME Term SOFR 1 Month Index + 2.460% 7.7191% 12/15/37 (b)(c)(f)	1,000,000	948,082
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	1,400,780	1,408,682
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.593% 9/15/39 (b)(c)	3,206,000	2,339,653
Series 2020-COVE:
Class F, 3.8518% 3/15/37 (b)(c)	3,855,000	3,345,738
Class G, 3.8518% 3/15/37 (b)(c)	1,782,000	1,525,084
SMRT Commercial Mortgage Trust floater Series 2022-MINI Class F, CME Term SOFR 1 Month Index + 3.350% 8.661% 1/15/39 (b)(c)(f)	3,360,000	3,107,165
SOHO Trust Series 2021-SOHO Class D, 2.6966% 8/10/38 (b)(c)	2,499,000	1,475,681
SREIT Trust floater:
Series 2021-IND Class G, CME Term SOFR 1 Month Index + 3.380% 8.6903% 10/15/38 (b)(c)(f)	3,339,000	3,111,021
Series 2021-MFP:
Class E, CME Term SOFR 1 Month Index + 2.140% 7.4518% 11/15/38 (b)(c)(f)	3,297,000	3,223,065
Class F, CME Term SOFR 1 Month Index + 2.730% 8.0499% 11/15/38 (b)(c)(f)	1,405,000	1,348,595
Series 2021-MFP2:
Class G, CME Term SOFR 1 Month Index + 3.080% 8.392% 11/15/36 (b)(c)(f)	3,024,000	2,857,315
Class J, CME Term SOFR 1 Month Index + 4.020% 9.34% 11/15/36 (b)(c)(f)	1,803,000	1,719,989
STWD Trust floater sequential payer Series 2021-LIH:
Class F, CME Term SOFR 1 Month Index + 3.590% 8.908% 11/15/36 (b)(c)(f)	3,319,000	3,110,092
Class G, CME Term SOFR 1 Month Index + 4.240% 9.557% 11/15/36 (b)(c)(f)	1,134,000	1,057,524
TPGI Trust floater Series 2021-DGWD Class G, CME Term SOFR 1 Month Index + 3.960% 9.2745% 6/15/26 (b)(c)(f)	845,692	812,870
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class E, 5% 5/10/45 (b)(c)(e)	1,432,663	966,775
Class F, 5% 5/10/45 (b)(c)(e)	2,484,000	118,902
Series 2018-C8 Class C, 4.8408% 2/15/51 (c)	756,000	611,100
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (b)(c)	2,090,000	1,687,990
Series 2012-WRM Class C, 4.3793% 6/10/30 (b)(c)	890,000	754,955
VASA Trust:
floater Series 2021-VASA Class G, CME Term SOFR 1 Month Index + 5.110% 10.4255% 7/15/39 (b)(c)(f)	693,000	294,370
floater sequential payer Series 2021-VASA Class F, CME Term SOFR 1 Month Index + 4.010% 9.3255% 7/15/39 (b)(c)(f)	3,009,000	1,587,689
VMC Finance Ltd. floater Series 2021-HT1 Class B, CME Term SOFR 1 Month Index + 4.610% 9.9264% 1/18/37 (b)(c)(f)	4,664,500	4,387,911
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-SAVE Class E, CME Term SOFR 1 Month Index + 3.760% 9.0755% 2/15/40 (b)(c)(f)	462,250	405,444
sequential payer:
Series 2020-C57 Class D, 2.5% 8/15/53 (b)	2,108,000	1,192,227
Series 2020-C58 Class A4, 2.092% 7/15/53	2,745,000	2,172,321
Series 2021-C61 Class A4, 2.658% 11/15/54	1,231,000	1,007,507
Series 20XX-C60 Class A4, 2.342% 8/15/54	2,703,000	2,145,678
Series 2015-NXS4 Class D, 3.8412% 12/15/48 (c)	1,834,000	1,522,834
Series 2016-BNK1 Class D, 3% 8/15/49 (b)(e)	1,526,000	714,566
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)	1,250,000	887,337
Series 2017-RB1 Class D, 3.401% 3/15/50 (b)	1,824,000	828,942
Series 2018-C44 Class D, 3% 5/15/51 (b)	3,949,000	2,379,306
Series 2019-C49:
Class B, 4.546% 3/15/52	450,000	379,911
Class C, 4.866% 3/15/52 (c)	3,713,000	3,052,755
Wells Fargo Commercial Mtg Trust 3.514% 10/15/52	1,459,000	1,122,457
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (c)(e)	1,252,600	43,695
Series 2011-C3 Class D, 6.0497% 3/15/44 (b)(c)(e)	1,284,756	399,880
Series 2011-C4:
Class D, 4.9927% 6/15/44 (b)(c)	1,616,000	1,324,622
Class E, 4.9927% 6/15/44 (b)(c)	1,274,000	876,613
Series 2013-C11 Class E, 4.1349% 3/15/45 (b)(c)(e)	4,999,000	2,631,113
Series 2013-C13 Class D, 4.1787% 5/15/45 (b)(c)(e)	1,499,000	1,241,156
Series 2013-C16 Class D, 5.0691% 9/15/46 (b)(c)	668,000	564,612
WFCM:
Series 2022-C62 Class D, 2.5% 4/15/55 (b)	2,352,000	1,088,905
Series 2022-C62, Class A4, 4% 4/15/55	2,074,000	1,854,602
Worldwide Plaza Trust Series 2017-WWP Class F, 3.7154% 11/10/36 (b)(c)(e)	1,695,000	496,166
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (b)(c)	1,638,000	1,317,886
Class PR2, 3.6332% 6/5/35 (b)(c)	4,354,000	3,337,683
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $621,435,569)		517,821,762

Common Stocks - 0.0%
	Shares	Value ($)
Diversified Financial Services - 0.0%
Cyxtera Technologies, Inc. Class A (i)(j) (Cost $919,192)	92,200	4,933

Preferred Stocks - 0.8%
	Shares	Value ($)
Convertible Preferred Stocks - 0.2%
Homebuilders/Real Estate - 0.2%
RLJ Lodging Trust Series A, 1.95%	45,550	1,099,122
Nonconvertible Preferred Stocks - 0.6%
Homebuilders/Real Estate - 0.6%
Arbor Realty Trust, Inc. Series F, 6.25% (c)	57,000	1,182,750
Digitalbridge Group, Inc.:
Series H, 7.125%	38,429	829,682
Series I, 7.15%	41,600	902,304
Dynex Capital, Inc. Series C 6.90% (c)	17,707	420,541
		3,335,277
TOTAL PREFERRED STOCKS (Cost $4,867,290)		4,434,399

Bank Loan Obligations - 2.1%
	Principal Amount (a)	Value ($)
Diversified Financial Services - 2.1%
Agellan Portfolio 9% 8/7/25 (e)(k)	908,000	908,000
Mhp 2022-Mhil Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 10.3105% 1/9/24 (c)(e)(f)(k)	4,858,250	4,557,524
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 4.450% 9.8826% 1/21/27 (c)(e)(f)(k)	2,022,680	2,022,680
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 0.000% 0% (e)(f)(g)(k)	11,130,675	4,897,497

TOTAL BANK LOAN OBLIGATIONS (Cost $18,917,406)		12,385,701

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
Homebuilders/Real Estate - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)(c)(e)(f)	3,000,000	0
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, 6/28/38 (b)(c)(e)	3,100,000	31

TOTAL PREFERRED SECURITIES (Cost $6,004,704)		31

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (l)	16,687,826	16,691,164
Fidelity Securities Lending Cash Central Fund 5.44% (l)(m)	55,594	55,600
TOTAL MONEY MARKET FUNDS (Cost $16,746,764)		16,746,764

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $703,586,963)	577,521,032
NET OTHER ASSETS (LIABILITIES) - 0.3%	1,652,667
NET ASSETS - 100.0%	579,173,699

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $426,843,716 or 73.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(e)	Level 3 security
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Non-income producing - Security is in default.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,025 or 0.0% of net assets.

(i)	Non-income producing
(j)	Security or a portion of the security is on loan at period end.
(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B4, 3.6543% 6/25/43	9/29/03	0

Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B5, 3.6543% 6/25/43	9/29/03	11

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	51,234,326	181,952,724	216,495,886	1,131,093	-	-	16,691,164	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	-	262,816	207,216	1,084	-	-	55,600	0.0%
Total	51,234,326	182,215,540	216,703,102	1,132,177	-	-	16,746,764

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Credit and Liquidity Risk
The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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